Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Voyage and time charter revenues (including amortization of market acquired time charters)	$ 100,716	$ 51,934	$ 244,020
Service revenues, net	0	0	725,805
Total Revenues (Note 3)	100,716	51,934	969,825
OPERATING EXPENSES/(INCOME):
Voyage expenses (Note 3)	19,704	9,209	65,286
Vessels and drilling units operating expenses	59,348	45,563	371,074
Depreciation and amortization (Note 6)	14,966	3,466	227,652
Loss on contract cancellation (Note 5 and 14.2)	0	0	28,241
Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other (Notes 3, 6, 7 and 11)	(4,125)	106,343	1,057,116
Impairment on goodwill (Notes 2c and 7)	0	7,002	0
General and administrative expenses (Note 3)	30,972	39,708	104,912
Legal settlements and other, net (Note 14.1)	900	(258)	(2,948)
Operating loss	(21,049)	(159,099)	(881,508)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Notes 3 and 15)	(14,707)	(8,857)	(172,132)
Gain on debt restructuring (Note 10)	0	10,477	0
Interest income	1,365	81	527
Loss on Private Placement (Notes 3, 11)	(7,600)	0	0
Gain/(Loss) on interest rate swaps (Note 11)	0	403	(11,601)
Other, net	(401)	(199)	(9,275)
Total other income/(expenses), net	(21,343)	1,905	(192,481)
INCOME/(LOSS) BEFORE INCOME TAXES AND EARNINGS OF AFFILIATED COMPANIES	(42,392)	(157,194)	(1,073,989)
Loss due to deconsolidation of Ocean Rig (Notes 3, 11)	0	0	(1,347,106)
Income taxes (Note 18)	(152)	(38)	(37,119)
Losses of affiliated companies (Note 9)	0	(41,454)	(349,872)
NET LOSS	(42,544)	(198,686)	(2,808,086)
Less: Net income attributable to non-controlling interests	0	0	(38,975)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(42,544)	(198,686)	(2,847,061)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 17)	$ (39,739)	$ (206,381)	$ (2,847,631)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 17)	$ (1.13)	$ (455,587.2)	$ (49,958,438.6)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 17)	35,225,784	453	57
Dividends declared per share (Note 17)	$ 26.85	$ 0	$ 0